Financial instruments - additional information (Tables)	12 Months Ended
Dec. 31, 2019
Financial instruments - additional information
Schedule of contractual maturities of financial liabilities, excluding derivative liabilities and investment contracts, on an undiscounted cash flow basis

	31 Dec 2019 $m
	Total		After 1	After 5	After 10	After 15			Total
	carrying	1 year	year to	years to	years to	years to	Over	No stated	undiscounted
	value	or less	5 years	10 years	15 years	20 years	20 years	maturity	cash flows

Financial liabilities
Core structural borrowings of shareholder-financed businessesC6.1	5,594	105	1,146	888	648	—	—	3,725	6,512
Lease liabilities under IFRS 16	630	145	388	113	37	18	1	—	702
Other operational borrowings	2,015	941	188	232	1,132	2	—	—	2,495
Obligations under funding, securities lending and sale and repurchase agreements	8,901	2,067	5,476	1,902	278	—	—	—	9,723
Accruals, deferred income and other liabilities	14,488	9,172	636	1	—	248	—	4,431	14,488
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	5,998	5,998	—	—	—	—	—	—	5,998
Total	37,626	18,428	7,834	3,136	2,095	268	1	8,156	39,918

	31 Dec 2018 $m
	Total		After 1	After 5	After 10	After 15			Total
	carrying	1 year	year to	years to	years to	years to	Over	No stated	undiscounted
	value	or less	5 years	10 years	15 years	20 years	20 years	maturity	cash flows
Financial liabilities
Core structural borrowings of shareholder-financed businessesC6.1	9,761	380	2,240	1,944	2,347	1,363	8,371	3,725	20,370
Operational borrowings	6,289	1,961	1,703	1,002	349	181	2,657	—	7,853
Obligations under funding, securities lending and sale and repurchase agreements	8,901	2,450	4,908	2,131	289	—	—	—	9,778
Accruals, deferred income and other liabilities	19,421	13,811	599	90	115	138	448	4,503	19,704
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	14,839	14,839	—	—	—	—	—	—	14,839
Total	59,211	33,441	9,450	5,167	3,100	1,682	11,476	8,228	72,544
Analysed as:
Continuing operations	32,839	12,284	7,479	4,167	2,636	1,363	8,412	7,983	44,324
Discontinued UK and Europe operations	26,372	21,157	1,971	1,000	464	319	3,064	245	28,220
	59,211	33,441	9,450	5,167	3,100	1,682	11,476	8,228	72,544

Schedule of maturity profile of net derivative positions

	Carrying value of net derivatives $m			Maturity profile of net derivative position $m
			Net		After 1	After 3		Total
	Derivative	Derivative	derivative	1 year	year to	years to	After 5	undiscounted
	assets	liabilities	position	or less	3 years	5 years	years	cash flows
2019	1,745	(392)	1,353	1,353	—	—	—	1,353
2018	4,450	(4,465)	(15)	372	(10)	(5)	38	395

Schedule of maturity profile for investment contracts

	Maturity profile for investment contracts from continuing operations $m
							Total
		After 1	After 5	After 10	After 15		undis-
	1 year	year to	years to	years to	years to	Over	counted
	or less	5 years	10 years	15 years	20 years	20 years	cash flows
31 Dec 2019	1,557	5,197	3,866	3,049	3,196	5,890	22,755
31 Dec 2018	1,409	4,779	3,352	2,487	2,830	4,257	19,114

Schedule of gross and net information about financial instruments subject to master netting arrangements

	31 Dec 2019 $m
	Gross amount	Related amounts not offset
	included in the	in the consolidated statement of
	consolidated	financial position
	statement of	Financial		Securities
	financial position	instruments	Cash	collateral	Net amount
	note (i)	note (ii)	collateral	note (iii)	note (iv)

Financial assets:
Derivative assets	1,708	(115)	(901)	(618)	74
Reverse repurchase agreements	953	—	—	(953)	—
Total financial assets	2,661	(115)	(901)	(1,571)	74

Financial liabilities:
Derivative liabilities	(216)	115	86	—	(15)
Securities lending and repurchase agreements	(48)	—	48	—	—
Total financial liabilities	(264)	115	134	—	(15)

	31 Dec 2018 $m
	Gross amount	Related amounts not offset
	included in the	in the consolidated statement of
	consolidated	financial position
	statement of	Financial		Securities
	financial position	instruments	Cash	collateral	Net amount
	note (i)	note (ii)	collateral	note (iii)	note (iv)

Financial assets:
Derivative assets	4,112	(1,606)	(2,149)	(211)	146
Reverse repurchase agreements	14,771	—	—	(14,782)	(11)
Total financial assets	18,883	(1,606)	(2,149)	(14,993)	135

Financial liabilities:
Derivative liabilities	(4,062)	1,606	905	1,346	(205)
Securities lending and repurchase agreements	(1,602)	—	43	1,535	(24)
Total financial liabilities	(5,664)	1,606	948	2,881	(229)
Analysed as:
Financial assets from continuing operations	3,709	(308)	(435)	(2,947)	19
Financial assets from discontinued UK and Europe operations	15,174	(1,298)	(1,714)	(12,046)	116
Total financial assets	18,883	(1,606)	(2,149)	(14,993)	135
Financial liabilities from continuing operations	(1,637)	308	86	1,095	(148)
Financial liabilities from discontinued UK and Europe operations	(4,027)	1,298	862	1,786	(81)
Total financial liabilities	(5,664)	1,606	948	2,881	(229)

Notes

(i)	The Group has not offset any of the amounts included in the consolidated statement of financial position.
(ii)

Represents the amount that could be offset under master netting or similar arrangements where the Group does not satisfy the full criteria to offset on the consolidated statement of financial position.

(iii)	Excludes initial margin amounts for exchange-traded derivatives.
(iv)

In the tables above, the amounts of assets or liabilities included in the consolidated statement of financial position would be offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than amounts presented in the tables.